Long-term loans (Details Narrative)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 04, 2022 USD ($)	Jan. 04, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term loans	$ 13,094,015	$ 13,681,099
Fujian Xinqiao Ocean Fishery Group Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term loans			$ 13,094,015	¥ 94,012,410
Long term debt, term			5 years	5 years
Annual interest rate			6.00%	6.00%